Deposits - Maturity of Total Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposits [Abstract]
Under 1 year	$ 2,000,762
1 to 2 years	135,792
2 to 3 years	1,159
3 to 4 years	472
4 to 5 years	210
Over 5 years	20
Total time deposits	$ 2,138,415	$ 2,049,759